Short-Term Debt (Short-Term Debt and Related Weighted-Average Interest Rates) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Short-term debt and the related weighted-average interest rates
Short-term borrowings, gross	$ 1,446	$ 1,433
Classification as liabilities held for sale	(212)	0
Short-term debt	$ 1,400	$ 1,433
Weighted average interest rate	5.05%	5.95%
NMGC
Short-term debt and the related weighted-average interest rates
Classification as liabilities held for sale	$ (46)	$ 0
Advances on revolving credit and term facilities | TECO Finance
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 265	$ 245
Weighted average interest rate	5.53%	6.54%
Non-revolving term facilities | Emera Inc.
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 0	$ 796
Weighted average interest rate	0.00%	6.07%
Bank indebtedness | Emera Inc.
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 2	$ 9
Weighted average interest rate	0.00%	0.00%
Advances on revolving credit facilities | TEC
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 915	$ 277
Weighted average interest rate	4.77%	5.68%
Advances on revolving credit facilities | PGS
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 199	$ 73
Weighted average interest rate	5.36%	6.36%
Advances on revolving credit facilities | NMGC
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 46	$ 25
Weighted average interest rate	5.52%	6.46%
Advances on revolving credit facilities | GBPC
Short-term debt and the related weighted-average interest rates
Short-term debt	$ 19	$ 8
Weighted average interest rate	7.20%	5.54%